SHARE-BASED PAYMENTS - Narrative (Details)	12 Months Ended
	Mar. 31, 2021 numberOfCategories $ / shares shares	Mar. 31, 2020 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of categories | numberOfCategories	2
Exercisable options, period	4 years
Number of shares (in shares) | shares	11,205,103	11,892,268
Number of days prior to incentive compensation, payable to executives	20 days
Vesting period	3 years
Shares vested and outstanding, granted under previous plans (in shares) | shares	943,250	1,044,359
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable options, period	7 years
Employee Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average market share price | $ / shares	$ 30.19	$ 34.77
Weighted average market share price, granted (in dollars per share)ket Price, Granted During Period | $ / shares	$ 5.22	$ 4.98
Employee Stock Purchase Plan (ESPP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employer matching contribution, percent of employees' gross pay	3.00%
Employer matching contribution, matching, percentage	50.00%
Performance Share Unit Plan (PSU) | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement	200.00%
Performance Share Unit Plan (PSU) | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement	0.00%